MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
MARKETABLE SECURITIES

10.	MARKETABLE SECURITIES

Marketable securities held by the Company are listed equity securities. In the year ended December 31, 2022 the Company received dividends of $1.6 million (2021: $0.5 million) from its investments in marketable securities.

A summary of the movements in marketable securities for the years ended December 31, 2022 and 2021 is presented in the table below:

(in thousands of $)	2022	2021
Balance at the beginning of the year	2,435	8,475
Marketable securities acquired	167,709	357
Proceeds from sale of marketable securities	—	(14,074)
Gain on sale of marketable securities	—	7,881
Unrealized gain (loss) on marketable securities held at end of the year	66,137	(204)
Balance at the end of the year	236,281	2,435

Avance Gas
As of December 31, 2022 and 2021, the Company held 442,384 shares in Avance Gas. In the year ended December 31, 2022, the Company recognized an unrealized gain of $0.9 million (2021: loss of $0.4 million) in relation to the shares held in Avance Gas.

SFL
As of December 31, 2022 and 2021, the Company held 73,165 shares in SFL. In the year ended December 31, 2022, the Company recognized an unrealized gain of $0.1 million (2021: gain of $0.1 million) in relation to the shares held in SFL.

Golden Ocean
As of December 31, 2022 and 2021, the Company held 10,299 (2020: 1,270,657) shares in Golden Ocean.

In the year ended December 31, 2021, the Company purchased 55,959 Golden Ocean shares for $0.4 million and sold these shares for proceeds of $0.7 million.

In the year ended December 31, 2021, the Company sold 1.3 million shares in Golden Ocean for proceeds of $13.4 million and recognized a gain on marketable securities sold of $7.9 million.

In the year ended December 31, 2022, the Company recognized an unrealized loss of $0.01 million (2021: gain of $0.1 million) in relation to the shares still held in Golden Ocean.

Euronav
On May 28, 2022, the Company announced that it agreed to acquire in privately negotiated share exchange transactions with certain shareholders of Euronav a total of 5,955,705 shares in Euronav, representing 2.95% of the outstanding shares in Euronav as of this date, in exchange for a total of 8,337,986 ordinary shares of Frontline. Frontline received the $0.06 dividend per share that was paid on June 8, 2022 by Euronav in respect of these 5,955,705 shares.

On June 10, 2022, the Company announced that it agreed to acquire in privately negotiated transactions with certain shareholders of Euronav a total of 7,708,908 shares in Euronav, representing 3.82% of the outstanding shares in Euronav as of this date, in exchange for a total of 10,753,924 shares in Frontline.

In connection with the above-referenced privately negotiated share exchange transactions, Frontline entered into a share lending arrangement with Hemen to facilitate settlement of such transactions. Pursuant to such arrangement, Hemen delivered an aggregate of 19,091,910 Frontline shares to the exchanging Euronav holders in June 2022 and Frontline agreed to issue to Hemen the same number of shares of Frontline in full satisfaction of the share lending arrangement. The shares were issued to Hemen in August 2022.

As of December 31, 2022, the Company held 13,664,613 shares in Euronav, as a result of the above transactions. The acquired shares were initially recognized at their fair value of $167.7 million and the Company recorded a realized loss of $7.8 million in relation to these transactions, being the difference between the transaction price to acquire these shares and their fair value as of the transaction dates. The transaction price paid to acquire these shares was $175.5 million, which was the fair value of the Frontline's shares as of the transaction dates.

Based on the Euronav share price as of December 31, 2022, the fair value of the shares held in Euronav was $232.8 million, which resulted in an unrealized gain of $65.1 million.